RISK AND CAPITAL MANAGEMENT: FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial assets [Table Text Block]
Assets	Level 1	Level 2	Level 3	Total
Investments	$9,226	$5,935	$-	$15,161
Warrants	-	180	-	180
Total	$9,226	$6,115	$-	$15,341

Disclosure of detailed information about currency risk [Table Text Block]
Accounts	US dollars
Cash and cash equivalents	$7,461
Restricted cash	3,049
Trade receivables	18,190
Loan receivable	2,000
Accounts payable and accrued liabilities	(872)
Advances from joint venture partners	(2,168)
Loans payable	(50,734)
Net exposure	$(23,074)
Canadian dollar equivalent	$(29,297)